CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands		9 Months Ended
		Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Cost of revenue to related party		¥ 666,547	$ 93,702	¥ 933,391
Selling, general and administrative expenses to related party		47,004	6,608	¥ 18,498
Research and development expenses to related party		¥ 1,651	$ 232
American Depositary Shares
ADS per ordinary share		7	7	7
Membership services
Revenue from related parties		¥ 30,768	$ 4,325	¥ 2,600
Online advertising services
Revenue from related parties		203,567	28,617	218,049
Content distribution
Revenue from related parties	[1]	89,071	12,521	328,208
Others
Revenue from related parties		¥ 24,919	$ 3,503	¥ 49,751

[1]	The transactions mainly represent revenues derived from content distributed to two equity method investees, Investee A and Investee B.